Leases - Summary of quantitative information about right of use assets and lease liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right Of Use Assets [Roll Forward]
Balances at the beginning of the year	$ 23,021,193	$ 27,325,869
Additions	5,285,656	4,203,097
Cancellation of contracts	(3,770,535)	(150,737)
Depreciation of the year	(6,760,728)	(8,357,036)
Balances at the end of the year	17,775,586	23,021,193	$ 27,325,869
Lease Liabilities [Roll Forward]
Balances at the beginning of the year	23,902,091
New contracts	5,285,656	4,203,097
Cancellation of contracts	(3,770,535)	(150,737)
Leases payments	(6,372,889)	(8,331,048)	$ (10,531,399)
Leases financial cost	3,404,429	3,559,813
Translation differences and inflation adjustment	7,012,064	(1,957,863)
Balances at the end of the year	29,460,816	23,902,091
Previously stated
Lease Liabilities [Roll Forward]
Balances at the beginning of the year	26,578,829
Balances at the end of the year	$ 23,902,091	$ 26,578,829